Results for the year - Income taxes and deferred income taxes - Development in deferred income tax assets and liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	kr 3,363	kr 4,041
Income/(charge) to the income statement	1,945	2
Income/(charge) to other comprehensive income	1,005	(577)
Income/(charge) to equity	192	(72)
Additions from acquisitions	(3,480)
Additions from acquisitions		276
Effect of exchange rate adjustment	376	(307)
Net deferred tax asset/(liability) at 31 December	3,401	3,363
Deferred income tax assets	8,672	5,865
Deferred tax liability at 31 December	(5,271)	(2,502)
Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(1,614)	(1,591)
Income/(charge) to the income statement	(330)	(47)
Income/(charge) to other comprehensive income	0	0
Income/(charge) to equity	0	0
Additions from acquisitions	0
Additions from acquisitions		0
Effect of exchange rate adjustment	(36)	24
Net deferred tax asset/(liability) at 31 December	(1,980)	(1,614)
Deferred income tax assets	719	755
Deferred tax liability at 31 December	(2,699)	(2,369)
Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	(3,600)	(718)
Income/(charge) to the income statement	632	(2,883)
Income/(charge) to other comprehensive income	2	92
Income/(charge) to equity	(2)	(92)
Additions from acquisitions	(4,456)
Additions from acquisitions		0
Effect of exchange rate adjustment	49	1
Net deferred tax asset/(liability) at 31 December	(7,375)	(3,600)
Deferred income tax assets	109	46
Deferred tax liability at 31 December	(7,484)	(3,646)
Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	2,556	1,811
Income/(charge) to the income statement	387	963
Income/(charge) to other comprehensive income	251	(216)
Income/(charge) to equity	0	0
Additions from acquisitions	0
Additions from acquisitions		0
Effect of exchange rate adjustment	1	(2)
Net deferred tax asset/(liability) at 31 December	3,195	2,556
Deferred income tax assets	3,210	2,568
Deferred tax liability at 31 December	(15)	(12)
Before Offset with countries | Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	4,617	3,452
Income/(charge) to the income statement	2,037	1,449
Income/(charge) to other comprehensive income	(41)	16
Income/(charge) to equity	0	0
Additions from acquisitions	0
Additions from acquisitions		0
Effect of exchange rate adjustment	319	(300)
Net deferred tax asset/(liability) at 31 December	6,932	4,617
Deferred income tax assets	7,223	4,895
Deferred tax liability at 31 December	(291)	(278)
Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	1,404	1,087
Income/(charge) to the income statement	(781)	520
Income/(charge) to other comprehensive income	793	(469)
Income/(charge) to equity	194	20
Additions from acquisitions	976
Additions from acquisitions		276
Effect of exchange rate adjustment	43	(30)
Net deferred tax asset/(liability) at 31 December	2,629	1,404
Deferred income tax assets	3,541	2,903
Deferred tax liability at 31 December	(912)	(1,499)
Offset within countries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at 1 January	0	0
Additions from acquisitions
Net deferred tax asset/(liability) at 31 December	0	0
Deferred income tax assets	6,130	5,302
Deferred tax liability at 31 December	kr (6,130)	kr (5,302)